MASSMUTUAL SELECT FUNDS

Supplement dated October 4, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2013, the information for James L. Carroll under the heading Portfolio Managers relating to the Diversified Value Fund in the section titled Management on page 25 is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-13-08

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified Value Fund

Supplement dated October 4, 2013 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective September 30, 2013, the information for James L. Carroll under the heading Portfolio Managers in the section titled Management is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-01

MASSMUTUAL SELECT FUNDS

Supplement dated October 4, 2013 to the

Statement of Additional Information dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective September 30, 2013, the information pertaining to James L. Carroll for Loomis, Sayles & Company, L.P. found on page B-311 in the section titled Appendix C – Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-13-03